9. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses Tables
Accrued expenses

Accrued expenses included in the consolidated balance sheets as of December 31, 2011 and 2012 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Accrued payroll	¥11,327,859	¥20,761,715	$3,332,485
Accrued rental fee	1,069,196	186,657	29,961
Accrued audit fee	905,175	1,270,000	203,849
Other accruals	1,161,883	2,977,904	477,986
Total accrued expenses	¥14,464,113	¥25,196,276	$4,044,281